Pension and Other Postretirement Benefits (Details 11) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
U.S. [Member]
Future Benefit Payments
2012	$ 43.3
2013	44.8
2014	46.1
2015	47.5
2016	48.8
2017-2021	272.5
Int'l [Member]
Future Benefit Payments
2012	17.7
2013	18.5
2014	19.8
2015	20.9
2016	22.9
2017-2021	137.6
U.S. Postretirement Health Benefits [Member]
Future Benefit Payments
2012	3.0
2013	2.6
2014	2.0
2015	1.5
2016	1.1
2017-2021	$ 2.4